Fees Summary	Jul. 20, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 17,538.57
Previously Paid Amount	0.00
Total Fee Amount	2.43
Total Offset Amount	0.00
Net Fee	$ 2.43